Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,804,690	€ 1,491,911	€ 1,242,833
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,083,721	887,957	772,883
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	716,687	598,664	466,668
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 4,282	€ 5,290	€ 3,282